Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying value of long-term debt and lease obligations	$ 186,320	$ 190,594
Fair value of long-term debt	$ 107,600	$ 162,600